Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	2,893	1,440
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	514	(1,077)
Transfers into level 3 assets	14,893	13,008
Transfers out of level 3 assets	14,766	16,918
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	1,768	982
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	546	(1,197)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	1,125	458
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(32)	120